INVESTMENTS	12 Months Ended
Sep. 30, 2025
INVESTMENTS
INVESTMENTS

9.INVESTMENTS

Equity Investments

The Company’s investments in equity instruments are classified as FVTPL and are carried at fair value. The detail is as follows:

		September 30		September 30,
	Quantity	2025	Quantity	2024
Chia Network Inc. (a)	19,860	$488,781	19,860	$488,781
NGRAVE NV (b)	138,966	196,881	138,966	196,881
Animoca Brands Corporation Limited (c)	—	—	909	442
Lucy Labs Flagship Offshore Fund SPC (d)	—	—	500	827,227
		$685,662		$1,513,331
(a)	During the year ended September 30, 2021, pursuant to the Company’s Simple Agreement for Future Equity (“SAFE”) investment in Chia Network Inc. (“Chia”), the Company received 19,806 shares of Series B Stock priced at USD$15 per share, and the Company also exercised its participation rights and acquired 600 common shares of Chia at a price of USD$21.21. As at September 30, 2024, the Company estimated Chia’s fair market value per share to be $23.95 (USD$17.74), the Company recognized an unrealized gain of $121,849 (2023 – unrealized loss of $2,558) to a value of $488,781 (2023 – $366,932) in the statements of income and comprehensive income. At September 30, 2025, the Company estimated Chia’s fair market value to be $488,781 (2024 –488,781) and recognized an unrealized gain of $nil in the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025. (2024 – unrealized gain of $121,849).
(b)	During the year ended September 30, 2022, the Company’s convertible loan to NGRAVE NV (“NGRAVE”) was converted into common shares of NGRAVE pursuant to its convertible loan agreement which resulted in the Company receiving 138,966 NGRAVE common shares at a deemed price of EUR 0.7936. As at September 30, 2024, the Company estimated the fair value of NGRAVE to be C$196,881 (2023 - $80,976) as at September 30, 2024, the Company recognized an unrealized gain of $115,905 (2023 – unrealized loss $67,443) on its NGRAVE investment in the statements of income and comprehensive income. As at September 30, 2025, the Company estimated NGRAVE’s fair market value to be $196,881 (2024 – $196,881) and recognized an unrealized gain of $nil in the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025 (2024 – unrealized gain of $115,905).
(c)	During the year ended September 30, 2023, the Company acquired 9,090,909 shares of Animoca Brands Corporation Limited (“Animoca”) at a price of AUD $1.10 ($1.04 CAD) per share, totaling AUD $10,000,000 ($9,434,917 CAD). In the year ending September 30, 2024, the Company sold 9,090,000 of these shares at an average price of AUD $0.84 per share ($0.76 CAD), resulting in net proceeds of AUD $7,670,133 ($6,905,859 CAD). This sale generated a realized gain of $1,785,473 (2023 – $nil), after accounting for accumulated unrealized losses from previous fair value adjustments. As of September 30, 2024, the fair value of the remaining 909 shares was determined to be $442 (2023 – 9,090,909 shares valued at $5,120,897), with the Company recognizing an unrealized loss of $70 (2023 - $4,314,020 unrealized loss on 9,090,909 shares). At September 30, 2025, the Company estimated the value of its Animoca holding to be $nil and recognized a realized loss of $442 in the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.
(d)	During the year ended September 30, 2022, the Company invested $636,075 (USD$500,000) in Lucy Labs Flagship Offshore Fund Crypto Rising tide portfolio (“Lucy Labs”). On November 11, 2022, FTX Trading Ltd. (“FTX”) filed for Chapter 11 bankruptcy protection. FTX was a counterparty of Lucy Labs. Based on correspondence with Lucy Labs, the Company wrote down its investments with Lucy Labs to $nil during the year ended September 30, 2023. During the year ended September 30, 2024, the Company received an offer to sell its rights to the FTX bankruptcy claims from a third party for $827,227 (the “FTX Claims Offer”), and therefore the Company wrote the value of Lucy Labs up to $827,227, recognizing an unrealized gain of $827,227 during the year ended September 30, 2024 (2023 – $707,649).The FTX Claims Offer was consummated during the year ended September 30, 2025.

During the year ended September 30, 2024, the founders of Streetside Development, LLC (“Streetside”) were charged by the United States Department of Justice, and Streetside’s operations were shut down. As a result, the Company determined the fair value of its Streetside investment was $nil as at September 30, 2024 (2023 - $122,646) and the Company recognized a realized loss of $122,646 in the financial statements (2023 – unrealized loss of $3,870).

During the year ended September 30, 2024 the Company received 2.01 bitcoin of dividend income valued at $248,213 (2023 – 0.90 bitcoin of dividend income valued at $36,642) from zkSNACKS. Also, during the year, zkSNACKS management decided to cease operations at its conjoin coordination business. As a result, the Company determined the fair value of its zkSNACKS was $nil as at September 30, 2024 (2023 - $772,668) recognizing a realized loss of $772,668 (2023 – unrealized gain of $327,641).

During the year ended September 30, 2022, the Company invested USD$1,500,000 ($1,923,658) in three tranches acquiring 14,762.1833 Class B common shares of the AB Digital Strategies Fund (the “Isla Shares”) managed by UK FCA-regulated Isla Capital Ltd. (“Isla”). During the year ended September 30, 2023, the Company redeemed its Isla shares for proceeds of $1,591,591, realizing a loss of $471,116 in the statements of income and comprehensive income. During the three months ended December 30, 2023 Isla sold its right to FTX bankruptcy claims (the “Claims”). As a result, the Company recognized a realized gain on investments of $270,661 in its statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2023 (2022 – a realized loss of $471,116) representing its pro rata share of the proceeds from Isla’s sale of the Claims, which were received by the Company during the year ended September 30, 2024.

The activity of investments for the year ended September 30, 2025 and 2024 is as follows:

Amount
Balance, September 30, 2023	$6,464,119
Proceeds from sales (net)	(7,176,590)
Realized gain on sale of investments	1,160,891
Net unrealized gain on investments	1,064,911
Balance, September 30, 2024	$1,513,331
Proceeds from sales (net)	(827,227)
Realized gain on sale of investments	(442)
Balance, September 30, 2025	$685,662

Treasury Management Investments

During the year ended September 30, 2025 the company resumed its treasury management investment strategy to generate income on its cryptocurrency assets. As at the date hereof, the treasury management investment strategy involves selling covered European call options (each, an “Option”) on OTC markets.

During the year ended September 30, 2025, the Company wrote call and put options for which it received net premiums of $219,775. These options expired unexercised during the year, and the related derivative liability was derecognized, with the premiums being recognized as a gain in profit. There were no open positions at September 30, 2025.